Fair Value of Financial Instruments	12 Months Ended
Feb. 01, 2014
Fair Value of Financial Instruments

17. Fair Value of Financial Instruments

The Company accounts for fair value measurements in accordance with Topic No. 820 which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurements. Topic No. 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price), and classifies the inputs used to measure fair value into the following hierarchy:

Level 1:	Quoted prices for identical assets or liabilities in active markets.

Level 2:	Quoted market prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Pricing inputs that are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities.

The inputs into the determination of fair value require significant management judgment or estimation.

Financial Assets

The Company’s financial assets as of February 1, 2014 and February 2, 2013 include cash equivalents, interest rate cap agreements and a note receivable. The Company’s financial liabilities are discussed below. The carrying value of cash equivalents approximates fair value due to its short-term nature. The fair value of the interest rate cap agreements are determined using quotes that are based on models whose inputs are observable LIBOR forward interest rate curves. To comply with the provisions of Topic No. 820, the Company incorporates credit valuation adjustments to appropriately reflect both the Company’s non-performance risk and the respective counterparty’s non-performance risk in the fair value measurements. In adjusting the fair value of the Company’s interest rate cap agreements for the effect of non-performance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees. As a result, the Company has determined that the inputs used to value this investment fall within Level 2 of the fair value hierarchy.

Although the Company has determined that the majority of the inputs used to value its interest rate cap agreements fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with the Company’s interest rate cap agreements utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default. As of February 1, 2014, the Company recorded credit valuation adjustments of less than $0.1 million to the overall valuation of the Company’s interest rate cap agreements. The credit valuation adjustment is not considered significant to the valuation of each of the individual interest rate cap agreements and as a result, the Company has determined that its interest rate cap agreement valuations in their entirety are classified as Level 2 within the fair value hierarchy.

The fair value of the note receivable is based on a discounted cash flow analysis whose inputs are unobservable, and therefore it falls within Level 3 of the fair value hierarchy.

The fair values of the Company’s financial assets and the hierarchy of the level of inputs are summarized below:

	(in thousands)
	Fair Value Measurements at February 1, 2014	Fair Value Measurements at February 2, 2013
Assets:
Level 1
Cash equivalents (including restricted cash)	$32,324	$34,972
Level 2
Interest rate cap agreements(a)	$1	$69
Level 3
Note Receivable(b)	$—	$385

(a)	Included in “Other Assets” within the Company’s Consolidated Balance Sheets. Refer to Note 8, “Derivatives and Hedging Activities,” for further discussion regarding the Company’s interest rate cap agreements.
(b)	The change in the fair value of our Level 3 note receivable is related to the Company receiving full payment during Fiscal 2013. As of February 2, 2013, this note receivable was included in “Prepaid and Other Current Assets” on the Company’s Consolidated Balance Sheets.

Financial Liabilities

The fair values of the Company’s financial liabilities are summarized below:

	(in thousands)
	February 1, 2014		February 2, 2013
	Carrying Amount(a)	Fair Value(a)	Carrying Amount(a)	Fair Value(a)
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.0%) plus 3.3%, matures on February 23, 2017	$828,839	$836,091	$863,084	$874,232
$450,000 Senior Notes, 10% due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from February 15, 2014 to February 15, 2019	450,000	501,458	450,000	489,938
$350,000 Senior Notes, 9% / 9.75%, due at maturity on February 15, 2018, semi-annual interest payments on February 15 and August 15, from February 15, 2014 to February 15, 2018	126,147	128,512	—	—

Total debt	$1,404,986	$1,466,061	$1,313,084	$1,364,170

(a)	Capital lease obligations are excluded from the table above.

The fair values presented herein are based on pertinent information available to management as of the respective year end dates. The estimated fair values of the Company’s debt are classified as Level 2 in the fair value hierarchy. Although management is not aware of any factors that could significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and current estimates of fair value may differ from amounts presented herein.

Due to the short term nature of the Company’s accounts receivable and accounts payable, their recorded values approximate fair value.